GE Dealer Floorplan Master Note Trust

2006-2

Payment Date:	8/20/2010
Collection Period Ended:	7/31/2010
Closing Date:	06/30/2006
Next Payment Date:	9/20/2010
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Note Payment Detail

Class	CUSIP	Interest Rate	Original Face Value	Beginning Class Balance	Principal Payment Amount	Interest Payment Amount	Total	Ending Class Balance

A	36159LAR7	0.40813%	477,500,000.00	477,500,000.00	0.00	167,815.12	167,815.12	477,500,000.00
B	36159LAS5	0.57813%	17,500,000.00	17,500,000.00	0.00	8,712.10	8,712.10	17,500,000.00
C	36159LAT3	0.76813%	5,000,000.00	5,000,000.00	0.00	3,307.23	3,307.23	5,000,000.00

TOTALS			500,000,000.00	500,000,000.00	0.00	179,834.45	179,834.45	500,000,000.00

Beginning of Month Balance			5,418,756,383.32
New Volume			1,864,620,945.10
Principal Collections			1,996,690,369.24
Defaulted Amount			4,914,428.64
End of Month Balance			5,281,772,530.54
Annualized Yield			9.63%

Overconcentrations

Are there any Product Line Overconcentrations?	No
0.00
Are there any Dealer Overconcentrations?	No
0.00
Are there any Manufacturer Overconcentrations?	Yes
71,316,408.57
Discount Factor	0.0%

Collections	Total	Overconcentration
Principal Collections	1,996,690,369.24	26,869,159.34	1,969,821,209.90
Non Principal Collections	44,491,034.42	425,777.17	44,065,257.25
Total Collections	2,041,181,403.66	27,294,936.51	2,013,886,467.15

Defaults
Default Amount	4,914,428.64	2,504.72	4,911,923.92
Series Allocation Percentage			9.86%
Investor Default Amount			484,538.37

Charge-offs
Investor Charge-offs			0.00

GE Dealer Floorplan Master Note Trust

2006-2

Payment Date:	8/20/2010
Collection Period Ended:	7/31/2010
Closing Date:	06/30/2006
Next Payment Date:	9/20/2010
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Allocation of Available Non Principal Collections

Series Allocation Percentage			9.86%
Available Non Principal Collections Allocated to Series				4,346,832.00

Application of Available Non Principal Collections and Available Principal Collections

(a) Available Non Principal Collections Allocated to Series				4,346,832.00

(i)	(A)	Amount to Indenture Trustee		0.00
	(B)	Amount to Trustee		0.00
	(C)	Amount to Administrator		71.43
	(D)	Amount to Custodian		0.00

(ii)	Noteholder Servicing Fee			879,166.67
	Unpaid Servicer Advances and interest thereon			0.00

(iii)	Class A Monthly Interest			167,815.12

(iv)	Class B Monthly Interest			8,712.10

(v)	Class C Monthly Interest			3,307.23

(vi)	Investor Default Amount (treated as Available Principal Collections)			484,538.37

(vii)	Investor Charge-offs		0.00
	Reimbursement of Investor Charge-offs		0.00
	Unreimbursed Investor Charge-offs		0.00
	Reallocation Principal Collections		0.00
	Reimbursement of Reallocated Principal Collections		0.00
	Unreimbursed Reallocated Principal Collections		0.00
	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections			0.00

(viii)	Amount Required to be Deposited to the Reserve Account			0.00

(ix)	Remaining Amounts due to:
	Indenture Trustee			0.00
	Trustee			0.00
	Administrator			0.00
	Custodian			0.00

(x)	Amounts otherwise required to be Deposited to Principal Account			0.00

(xi)	(If Early Amortization Period has not occurred)
	Release to Issuer to make required yield payments on the Principal Overcollateralization Amount			2,803,221.08

GE Dealer Floorplan Master Note Trust

2006-2

Payment Date:	8/20/2010
Collection Period Ended:	7/31/2010
Closing Date:	06/30/2006
Next Payment Date:	9/20/2010
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Excess Non Principal Collections for Series 2006-2	2,582,088.97
Excess Non Principal Collections for Series 2007-1	5,184,286.70
Excess Non Principal Collections for Series 2007-2	0.00
Excess Non Principal Collections for Series 2008-A	1,555,970.02
Excess Non Principal Collections for Series 2009-A	0.00
Excess Non Principal Collections for Series 2009-B	1,383,405.98
Excess Non Principal Collections for Series 2009-C	1,118,389.93
Excess Non Principal Collections for Series 2009-1	1,917,568.48
Excess Non Principal Collections for Series 2009-2	2,017,751.75
Total Excess Non Principal Collections	15,759,461.83
Non Principal Shortfalls for Series 2006-2	0.00
Non Principal Shortfalls for Series 2007-1	0.00
Non Principal Shortfalls for Series 2007-2	0.00
Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2009-A	0.00
Non Principal Shortfalls for Series 2009-B	0.00
Non Principal Shortfalls for Series 2009-1	0.00
Non Principal Shortfalls for Series 2009-2	0.00
Non Principal Shortfalls for Series 2009-C	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-C	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2009-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

Released to Transferor	15,759,461.83

GE Dealer Floorplan Master Note Trust

2006-2

Payment Date:	8/20/2010
Collection Period Ended:	7/31/2010
Closing Date:	06/30/2006
Next Payment Date:	9/20/2010
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

(b) Revolving Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement	194,313,670.30
Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	194,798,208.67

(c) Controlled Accumulation Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement	0.00
Available Principal Collections Treated as Shared Principal Collections	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:
Class A	0.00
Class B	0.00
Class C	0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Early Amortization Period
Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to:
Class A	0.00
Class B	0.00
Class C	0.00
(iii) Amount equal to the Principal Overcollateralization release to Issuer (after the Note Principal Balance shall have been reduced to zero)	0.00
(iv) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,401,458,522.73
Aggregate Principal Shortfall for Principal Sharing Series	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-C	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2009-2	0.00

Amount Deposited into the Excess Funding Account	0.00

Released to Issuer	1,401,458,522.73

GE Dealer Floorplan Master Note Trust

2006-2

Payment Date:	8/20/2010
Collection Period Ended:	7/31/2010
Closing Date:	06/30/2006
Next Payment Date:	9/20/2010
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Required Reserve Account (Series Level Account)

Required Reserve Account Percentage	2.50%
Note Principal Balance	500,000,000.00
Required Reserve Account Amount	12,500,000.00

Reserve Account Interest Earnings withdrawn	1,718.80
Beginning Reserve Account Amount	12,500,000.00
Reserve Account Deposits	0.00
Reserve Account Withdrawals	0.00
Ending Reserve Account Amount	12,500,000.00
Total Enhancement Amount	12,500,000.00

Reserve Account Deficiency	0.00

Non Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	400,966.56
Disbursements	400,966.56
Ending Balance	0.00

Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Free Equity Amount
Note Trust Principal Balance	5,281,772,530.54
Aggregate Collateral Amount for all Series of Notes and Initial Subordinated Amount	4,132,148,976.00
Free Equity Amount	1,149,623,554.54

Minimum Free Equity Percentage	0.00%
Beginning Outstanding Principal Balance	3,921,059,488.00
Total Overconcentration	71,316,408.57
Minimum Free Equity Amount	71,316,408.57

GE Dealer Floorplan Master Note Trust

2006-2

Payment Date:	8/20/2010
Collection Period Ended:	7/31/2010
Closing Date:	06/30/2006
Next Payment Date:	9/20/2010
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Summary of Allocation of Collections

Total Principal Collections	1,969,821,209.90
Principal Collections Allocated to Series 2006-2	194,313,670.30
Principal Collections Allocated to Series 2007-1	391,390,094.21
Principal Collections Allocated to Series 2007-2	0.00
Principal Collections Allocated to Series 2008-A	181,189,937.12
Principal Collections Allocated to Series 2009-A	0.00
Principal Collections Allocated to Series 2009-B	122,150,546.11
Principal Collections Allocated to Series 2009-C	101,785,661.58
Principal Collections Allocated to Series 2009-1	203,571,322.42
Principal Collections Allocated to Series 2009-2	203,571,322.42
Principal Collections Not Allocated to Any Series and Released to Issuer	571,848,655.74

Total Non Principal Collections	44,065,257.25
Non Principal Collections Allocated to Series 2006-2	4,346,832.00
Non Principal Collections Allocated to Series 2007-1	8,755,467.30
Non Principal Collections Allocated to Series 2007-2	0.00
Non Principal Collections Allocated to Series 2008-A	4,053,251.71
Non Principal Collections Allocated to Series 2009-A	0.00
Non Principal Collections Allocated to Series 2009-B	2,732,529.84
Non Principal Collections Allocated to Series 2009-C	2,276,963.69
Non Principal Collections Allocated to Series 2009-1	4,553,927.35
Non Principal Collections Allocated to Series 2009-2	4,553,927.35
Non Principal Collections Not Allocated to Any Series and Released to Issuer	12,792,358.01

GE Dealer Floorplan Master Note Trust

2006-2

Payment Date:	8/20/2010
Collection Period Ended:	7/31/2010
Closing Date:	06/30/2006
Next Payment Date:	9/20/2010
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an early amortization event occurred?		No

(6) Have any Payment Rate Triggers been met?		No

Current Monthly Payment Rate	36.85%
Prior Monthly Payment Rate	39.95%
Second Prior Monthly Payment Rate	33.61%
3 Month Average Monthly Payment Rate	36.80%

(7) Has the Default Rate Trigger been met?		No

Current Monthly Default Rate	1.09%
Prior Monthly Default Rate	2.16%
Second Prior Monthly Default Rate	1.14%
3 Month Average Monthly Default Rate	1.46%

(8) Reserve Account balance < Reserve Account trigger		No

Reserve Account balance	12,500,000.00
(A) Required Reserve Account Percentage minus 0.25%	2.25
times (B) Note Principal Balance	500,000,000.00
Reserve Account trigger	11,250,000.00

(9) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer		No

Current Month	2.48%
Prior Month	2.42%
Second Prior Month	2.39%
Third Prior Month	2.34%
Fourth Prior Month	2.26%
Fifth Prior Month	2.28%

(10) Have any new series been issued during the related monthly collection period?		No

(11) Have any account additions or account removals occurred during the related monthly collection period?		No
Number of accounts added / (removed) : 0

GE Dealer Floorplan Master Note Trust

2006-2

Payment Date:	8/20/2010
Collection Period Ended:	7/31/2010
Closing Date:	06/30/2006
Next Payment Date:	9/20/2010
Expected Principal Payment Date:	4/20/2011
Final Maturity Date:	4/22/2013

Delinquency
Days Outstanding	Amount (Dollars in Millions)	Percentage of Total Receivables Outstanding
31 - 60	4.5	0.08%
61 - 90	2.3	0.04%
91 - 120	2.6	0.05%
121 - 150	2.0	0.04%
151 - 180	1.2	0.02%

*Total	12.5	0.24%

*Figures may not foot due to rounding